Income Taxes (Tables)	6 Months Ended
Dec. 31, 2025
Income Tax Disclosure [Abstract]
Schedule of Effective Income Tax Rate Reconciliation

A reconciliation of the U.S. federal statutory rate to the Company’s effect income tax rate is as follows:

As of December 31, 2025

U.S. federal statutory rate	21.0%

Change in fair value of conversion feature	40.8%

Change in valuation allowance	(61.8)%
Provision (benefit) for income taxes	0.0%

Schedule of Deferred Income Tax Assets and Liabilities

GAAP requires deferred income tax assets and liabilities to be measured at the enacted tax rate expected to apply when temporary differences are to be realized or settled. Significant components of net deferred tax assets (liabilities) at December 31, 2025 are as follows:

As of December 31, 2025
Deferred Tax Asset (Liability)

Stock Based Compensation	$92,829
Change in Fair Value of Digital Assets	5,251,131
Interest expense, net	57,564
NOL - Federal	13,021,839
Change in Fair Value of Convertible Note Conversion Feature	(493,561)
Change in Fair Value of Derivative Securities	(22,315)
17,907,487
Valuation Allowance	(17,907,487)
Deferred Tax Asset (Liability)	$-

Valuation Allowance Roll Forward

Deferred:	As of December 31, 2025
US Federal expense (benefit)	$(17,907,487)
State and local expense (benefit)	-
Change in valuation allowance	17,907,487
Total	$-